Materials Agreements (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	May 06, 2019	Mar. 31, 2020	Jan. 31, 2020	Sep. 30, 2018	Sep. 30, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Royalty payments						$ 342	$ 235
Revenues from sale or license						1,778	383	$ 17,718
Research and development						10,256	7,698	4,969
Revenues from development services						12,372	13,935	10,678
Revenues from sales						9,613	7,445	3,393
Revenues net						23,763	$ 21,763	$ 31,789
Biomedical Advanced Research And Development Authority [Member]
Disclosure of contingent liabilities [line items]
Aggregate supplemental amount					$ 41,000
Contract amount for development and manufacturing					112,000	168,000
Additional funding amount				$ 211,000
Accumulated funding						69,400
Research and development				144,500
Revenues net						9,300
Amount of technical assistance					$ 91,000
NexoBrid [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Funding				12,000		9,000
Proceeds From Procurement		$ 5,500	$ 16,500	66,500		$ 14,600
Additional funding amount				$ 31,000
Proceeds From Additional Procurement			50,000
Amount of option to fund development of other potential			$ 10,000
License Agreement with Vericel [Member]
Disclosure of contingent liabilities [line items]
Upfront payment	$ 17,500
Additional upfront payment	7,500
License Agreement with Vericel [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Additional upfront payment	$ 125,000